Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,393,762	$ 779,636
Allowance for expected credit losses	(323,511)	(326,813)	$ (13,864)
Accounts receivable, net	$ 1,070,251	$ 452,823